Reorganization, Basis of Presentation and Going Concern	12 Months Ended
Dec. 31, 2024
Reorganization, Basis of Presentation and Going Concern [Abstract]
Reorganization, basis of presentation and going concern

2. Reorganization, basis of presentation and going concern

2.1 Reorganization

Prior to the incorporation of the Company, the above mentioned Relevant Business was carried out through Agroz Group Sdn. Bhd. (“Agroz Group”), a company established in Malaysia on November 20, 2020. In anticipation of an initial public offering (“IPO”), the Company was incorporated on August 8, 2023; and acquired 100.0% of equity interests of Agroz Group and became the holding company of the Group on December 14, 2023 (the “Reorganization”). Immediately before and after the Reorganization, the Company and Agroz Group are with identical shareholdings structures, which were effectively under common control; therefore, the Reorganization was accounted for as a recapitalization of the operating entity. The consolidated financial statements have been prepared in a manner as if the Relevant Businesses had been always operated by the companies now comprising the Group and the Reorganization had been completed at the beginning of the reporting periods. The assets and liabilities included in the consolidated financial statements are recognized and measured at the historical costs prior to the Reorganization.

The consolidated statements of profit or loss and other comprehensive (loss)/income, cash flows and changes in shareholders’ (deficit)/equity for the years ended December 31, 2022, 2023 and 2024, included the results and operations of the companies now comprising the Group. The consolidated statements of financial position as of December 31, 2023 and 2024 included the financial position of the companies now comprising the Group, except for their capital structure which is retrospectively adjusted to reflect the legal capital structure of the Company. The registered capital of the companies now comprising the Group were included in additional paid-in capital in the consolidated statements of financial position as of December 31, 2023 and 2024.

2.2 Subsidiary

Upon completion of the Reorganization and as of the date of issue of these consolidated financial statements, the Company only has one subsidiary as follow:

	Date and place of incorporation	Issued share	Principal	Percentage of shareholding %
Company	and operation	capital	activities	Direct	Indirect
Agroz Group Sdn. Bhd. (“Agroz Group”)	November 20, 2020 Malaysia	1,000	Offering farm solutions, and selling fresh produce from the CEA vertical farms	100%	–

2.3 Basis of preparation

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRSs”) as issued by the International Accounting Standards Board (“IASB”). IFRSs also comprise International Accounting Standards (“IAS”); and Interpretations.

These financial statements were authorized for issue by the Group’s board of directors on May 22, 2025.

The IASB has issued a number of new and revised IFRSs. For the purpose of preparing these financial statements, the Group has adopted all applicable new and revised IFRSs that are effective. The accounting policies set out below have been applied consistently to the reporting periods presented in these consolidated financial statements.

a.	New and revised IFRSs that are adopted and are effective for the annual accounting periods beginning on or after January 1, 2024

●	Amendments to IAS 1 - Classification of Liabilities as Current or Non-Current

●	Amendments to IAS 1 - Non-current Liabilities with Covenants

●	Amendments to IAS 7 and IFRS 7 – Supplier Finance Arrangements

●	Amendments to IAS 16 - Lease Liability in a Sale and Leaseback

b.	New and revised IFRSs that are not yet effective and have not been early adopted

Effective for accounting periods beginning on or after
Amendment to IAS 21 - Lack of Exchangeability	January 1, 2025
Amendments to IFRS 7 and IFRS 9 - Classification and Measurements of Financial Instruments	January 1, 2026
IFRS 18 Presentation and Disclosure in Financial Statements	January 1, 2027
IFRS 19 - Subsidiaries without Public Accountability Disclosures	January 1, 2027
Amendments to IFRS 10 and IAS 28 - Sale or contribution of assets between an investor and its associate or joint venture	will be determined at a future date

The Group is in the process of making an assessment of what the impact of these developments is expected to be in the period of initial application. So far it has concluded that the adoption of them is unlikely to have a material impact on the consolidated financial statements.

2.4 Going Concern

The Group has evaluated whether there are material uncertainties related to events or conditions that may cast significant doubt upon the Group’s ability to continue as a going concern in twelve months from the end of the reporting period. As of December 31, 2024, cash amounted to MYR 390,500 (USD 87,370). The going concern assumption contemplates the realization of assets and satisfaction of liabilities in the normal course of business. As of December 31, 2024, the Group recognized a liability of MYR 9,590,370 (USD 2,145,737) in respect of redeemable convertible preference shares, where the shareholders have the rights to request the Company to redeem all of the redeemable convertible preference shares upon maturity date. The aggregate redemption amount for all redeemable preference shares by December 31, 2024 is MYR 10,055,481 (USD 2,249,800). As a result, substantial doubt about the Company’s ability to continue as a going concern exists.

The Group is evaluating several strategies and actively pursuing actions aimed to enhance its liquidity position. These actions include pursuing additional cost savings initiatives and seeking additional financing from both public and private markets. In addition, the Group also intends to build up strategic partnerships with other businesses to expand its reach, access new technologies, and leverage complementary strengths through joint ventures, collaborations on specific projects, or licensing agreements. Nevertheless, there can be no assurance that the Group will be successful in achieving its strategic plans, that the Group’s future capital raises will be sufficient to support its ongoing operations, or that any additional financing will be available in a timely manner or with acceptable terms, if at all. Therefore, the Group has concluded that there is significant doubt about its ability to continue as a going concern in twelve months from the end of the reporting period.

The consolidated financial statements have been prepared on a going concern basis, which assumes the Group will continue its operations for the foreseeable future and will be able to realize its assets and discharge its liabilities and commitments in the normal course of business. These consolidated financial statements as at and for the year ended December 31, 2024 do not include any adjustments to the carrying amounts and classification of assets, liabilities and reported expenses that may otherwise be required if the going concern basis was not appropriate. Such adjustments could be material.